Share Capital and Preference Shares (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital and Preference Shares
Schedule of movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares

	Number of Shares			Amounts
		Number of	Number of
	Number of	treasury	preference	Share	Preference	Contributed	Treasury
	common shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2020	80,871,670	121,456	4,600,000	810	46	760,671	(2,159)
Purchase of treasury shares	(323,919)	323,919	—	—	—	—	(2,000)
Proceeds from private placement, net of offering costs	14,400,000	—	—	144	—	34,849	—
Treasury shares distributed for awards vested or exercised in the year	228,692	(228,692)	—	—	—	—	2,819
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(35,698)	—
Outstanding as of December 31, 2020	95,176,443	216,683	4,600,000	954	46	759,822	(1,340)
Treasury shares distributed for awards vested or exercised in the year	212,619	(212,619)	—	—	—	—	1,314
Treasury shares cancelled	—	(4,064)	—	—	—	—	26
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(67,286)	—
Outstanding as of December 31, 2021	95,389,062	—	4,600,000	954	46	692,536	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(33,648)	—
Outstanding as of December 31, 2022	95,389,062	—	4,600,000	954	46	658,888	—